THE NORTH COUNTRY EQUITY GROWTH FUND
                    THE NORTH COUNTRY INTERMEDIATE BOND FUND

                                each a series of

                             THE NORTH COUNTRY FUNDS

                            Supplement to Prospectus
                              Dated April 19, 2002




THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.


The "CUSTODIAN" information provided in the section entitled "FOR MORE INFORMATION" located on the inside back cover of this Prospectus is deleted in its entirety and replaced with the following:

           CUSTODIAN                       The Bank of New York
                                           15 Broad Street
                                           New York, NY 10286


                                    * * * * *


The information under the section entitled "ADVISORY FEE" on page 15 of this Prospectus is deleted in its entirety and replaced with the following:

In consideration for the services rendered by the Adviser, the Funds paid the Adviser as follows:

                                                 PERCENTAGE OF AVERAGE DAILY
                                                       NET ASSETS FOR THE
                                                        FISCAL YEAR ENDED
                                                        -----------------
                                                            11/30/01

           Growth Fund..................                      0.64%

           Bond Fund.....................                     0.48%




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                      THE NORTH COUNTRY EQUITY GROWTH FUND
                    THE NORTH COUNTRY INTERMEDIATE BOND FUND

                                each a series of

                             THE NORTH COUNTRY FUNDS

                Supplement to Statement of Additional Information
                              Dated April 19, 2002




The first paragraph under the heading "CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT" on page 25 of this Statement of Additional Information is deleted in its entirety and replaced with the following:


The Bank of New York (the "Custodian"), located at 15 Broad Street, New York, New York 10286, serves as custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of either Fund.

                                    * * * * *

Reference is made to the information contained in the heading "DISTRIBUTOR" on pages 25-26 of this Statement of Additional Information. The following sentences are added to the end of this section:

Under certain circumstances the Distributor and/or the Adviser may use its own funds to compensate broker-dealers, financial institutions, and other intermediaries who sell shares of the Funds as an incentive for such sales. Such amounts may be based on a percentage of the shares sold.

                                    * * * * *

The first paragraph under the section entitled "COMPENSATION" on page 21 of this Statement of Additional information is deleted in its entirety and replaced with the following:

For their service as Trustees of the Trust, the Trustees, except for Mr. Hoy, are entitled to receive an aggregate fee of $1,000 per year and $200 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Due to his position with the parent of the Adviser, Mr. Hoy is not compensated by the Fund. None of the executive officers receive compensation from the Funds. The following table provides the amount of compensation paid to the Trustees during the calendar year ended December 31, 2001.



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